Share-based Payment Arrangements (Tables)	6 Months Ended
Jun. 30, 2024
Texts Block [Abstract]
Summary of Reconciliation of Outstanding RSUs

The number of unvested RSUs issued under the 2021 GHL Plan were as follows:

Number of unvested restricted share units
’000
As of January 1, 2024	132,432
Granted	93,549
Vested	(60,317)
Canceled and forfeited	(7,493)
As of June 30, 2024	158,171

Summary of Reconciliation of Outstanding Share Options

The number and weighted-average exercise prices of Share Options under the 2021 Plan were as follows:

	Number of Share Options	Weighted average exercise price per share	Weighted-average remaining contractual life
	’000	$	(in years)
As of January 1, 2024	48,592	2.17	5.74
Exercised	(4,447)	1.81
Canceled and forfeited	(56)	2.28
As of June 30, 2024	44,089	2.21	5.22

	Number of Share Options *	Weighted average exercise price per share
Exercisable	’000	$
As of January 1, 2024	44,047	2.19
As of June 30, 2024	40,747	2.22